Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Huashang Micro Finance Co.	$5,236,540	$5,414,957
Longwan Rural Commercial Bank	6,198,685	6,409,883
Wenzhou Longlian Development Co., Ltd	1,148,374	1,187,500
Total long-term investments	$12,583,599	$13,012,340